UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05240

SELECTED CAPITAL PRESERVATION TRUST

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2007

Date of reporting period: December 31, 2007

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Table of Contents

Shareholder Letter	2

Management's Discussion and Analysis:
Selected American Shares	3
Selected Special Shares	4

Fund Performance and Supplementary Information:
Selected American Shares	7
Selected Special Shares	11
Selected Daily Government Fund	16

Schedule of Investments:
Selected American Shares	18
Selected Special Shares	23
Selected Daily Government Fund	27

Statements of Assets and Liabilities	31

Statements of Operations	33

Statements of Changes in Net Assets	34

Notes to Financial Statements	36

Financial Highlights	45

Report of Independent Registered Public Accounting Firm	49

Federal Income Tax Information	50

Fund Information	51

Directors and Officers	52

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as audited financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution. Also included is a list of positions opened and closed.

In addition, we produce a Research Report for certain funds, which is published semi-annually. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either on our website, SelectedFunds.com, or by calling 1-800-243-1575.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

James J. McMonagle	Christopher C. Davis	Kenneth C. Feinberg
Chairman	President & Portfolio Manager	Portfolio Manager

February 8, 2008

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Selected American Shares

Performance Overview

Selected American Shares’ Class S shares delivered a total return on net asset value of 4.79% (Class D shares returned 5.11%) for the year ended December 31, 20071. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) returned 5.49%. Eight of the ten economic sectors3 within the Index had positive returns, with financial and consumer discretionary companies turning in negative returns. The economic sectors that achieved the strongest returns were energy, materials, and utilities.

Key Contributors to Performance

The energy sector was the top-performing sector of the Index. Energy companies were also the most important contributors4 to the Fund’s performance over the year. The Fund’s energy companies out-performed the corresponding sector within the Index (up 46% versus 34% for the Index) and the Fund also benefited from a higher relative average weighting in this sector (13% versus 11% for the Index). Occidental Petroleum5, ConocoPhillips, China Coal Energy, EOG Resources, and Devon Energy were among the top contributors to performance.

The Fund made a significant investment in consumer staple companies and they were the second most important contributors to performance. The Fund’s consumer staple companies out-performed the corresponding sector within the Index (up 22% versus 14% for the Index) and the Fund also benefited from a higher relative weighting in this sector (14% versus 10% for the Index). Costco Wholesale and Altria were among the top contributors to performance.

The Fund Managers have identified a number of investment opportunities in foreign companies. The Fund ended the year with approximately 14% of its assets invested in foreign companies. As a group, the foreign companies owned by the Fund out-performed the Index over the period.

Key Detractors from Performance

The most important detractors from performance relative to the Index over the year were that the Fund had a higher weighting in financial companies (38% versus 21% for the Index), which was a poorly performing sector, a lower weighting in information technology companies (6% versus 16% for the Index), which was a strongly performing sector, and poor stock selection among material companies.

The financial sector was the worst performing sector of the Index. The Fund’s financial companies out-performed the corresponding sector within the Index (down 6% versus down 19% for the Index), but were still the largest detractors from performance. A higher relative average weighting in this sector detracted from both absolute and relative performance. While Berkshire Hathaway and Julius Baer were among the top contributors to performance, Citigroup, American International Group, Wachovia, American Express, Moody’s, and Ambac Financial were among the top detractors from performance.

The weak performance of the Fund’s consumer discretionary companies (down 16% versus down 13% for the Index), along with a higher relative average weighting in this sector (12% versus 10% for the Index) detracted from both absolute and relative performance. While Amazon.com was among the top contributors to performance, Comcast and Harley-Davidson were among the top detractors from performance.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Selected Special Shares

Notice of Change in Research Team Managing Selected Special Shares

As of January 31, 2008, Chip Tucker resigned from Davis Selected Advisers, L.P. Accordingly, Mr. Tucker no longer serves as a portfolio manager of Selected Special Shares. As a team managed fund, Mr. Tucker's duties will be absorbed by the nine remaining members of the research team.

Performance Overview

Selected Special Shares’ Class S shares delivered a negative return on net asset value of 1.27% (Class D shares returned negative 0.89%) for the year ended December 31, 20071. Over the same time period, the Russell 3000® Index2 (“Index”) returned 5.14%. Eight of the ten economic sectors3 within the Index had positive returns, with financial and consumer discretionary companies turning in negative returns. The economic sectors that achieved the strongest returns were energy, materials, and utilities.

Key Contributors to Performance

The Fund’s largest investments were in consumer discretionary companies and these companies were also the most important contributors4 to the Fund’s absolute performance over the year. The Fund’s consumer discretionary companies out-performed the corresponding sector within the Index (up 9% versus down 12% for the Index), so consumer discretionary companies were also the most important contributors to the Fund’s performance relative to the Index. Garmin5, Netflix, Apollo Group, and Expedia were among the top contributors to performance. Comcast, Harley-Davidson, CarMax, and Virgin Media were among the top detractors from performance. The Fund no longer owns Apollo Group and Expedia.

Key Detractors from Performance

The most important detractors from performance relative to the Index over the year were the Fund’s holdings in the energy and financial sectors.

Energy companies were the strongest performing sector of the Index. While the Fund’s energy companies out-performed the corresponding sector within the Index (up 41% versus up 32% for the Index), the Fund’s relative performance was harmed by a lower weighting in this strongly performing sector (3% versus 10% for the Index). Transocean was among the top contributors to performance.

The financial sector was the worst performing sector of the Index. The Fund’s financial companies under-performed the corresponding sector within the Index (down 24% versus down 18% for the Index), and the Fund had a higher average weighting in this sector (24% versus 20% for the Index). While Power Corp. of Canada was among the top contributors to performance, E*TRADE Financial, Ambac Financial, MBIA, Discover Financial Services, and Wachovia were among the top detractors from performance.

The Fund Managers have identified a number of investment opportunities in foreign companies. The Fund ended the year with approximately 16% of its assets invested in foreign companies. As a group, the foreign companies owned by the Fund under-performed the Index.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

Selected American Shares’ investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected American Shares are: (1) market risk, (2) company risk, (3) foreign country risk, (4) financial services risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Selected Special Shares’ investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected Special Shares are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1     Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The following tables list the average annual total returns for the periods ended December 31, 2007 and the operating gross expense ratios for the year ended December 31, 2007.

Fund Name	1-Year	5-Year	10-Year	Expense Ratio
Selected American Shares S	4.79%	14.22%	8.16%	0.90%
Selected Special Shares S	(1.27)%	14.69%	7.25%	1.17%

Fund Name	1-Year	Inception (May 3, 2004)	Expense Ratio
Selected American Shares D	5.11%	10.90%	0.57%
Selected Special Shares D	(0.89)%	9.38%	0.81%

Benchmark Index	1-Year	5-Year	10-Year	Class D Inception (May 3, 2004)
Standard & Poor’s 500® Index	5.49%	12.82%	5.91%	9.76%
Russell 3000® Index	5.14%	13.63%	6.22%	10.54%

Fund performance changes over time and current performance may be higher or lower than stated. Returns and expense ratios for other classes of shares will vary from the above returns and expense ratios. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

[2]	The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.    The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market

3     The companies included in the Standard & Poor’s 500® Index and the Russell 3000® Index are divided into ten economic sectors. One or more industry groups make up an economic sector.

4     A company’s or sector’s contribution to the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5     This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists each Fund’s holdings of each company discussed.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

SELECTED FUNDS

FUND OVERVIEW

SELECTED AMERICAN SHARES, INC.

At December 31, 2007

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	S&P 500®
Common Stock (U.S.)	84.84%	Energy	15.92%	12.86%
Common Stock (Foreign)	13.88%	Insurance	15.68%	4.31%
Convertible Bonds	0.17%	Diversified Financials	15.00%	8.55%
Short Term Investments	1.09%	Technology	8.84%	16.78%
Other Assets & Liabilities	0.02%	Food & Staples Retailing	7.64%	2.37%
	100.00%	Food, Beverage & Tobacco	6.18%	5.31%
		Media	5.56%	2.81%
		Banks	4.58%	3.69%
		Materials	4.05%	3.33%
		Health Care	3.97%	11.97%
		Other	3.47%	8.16%
		Transportation	2.64%	1.77%
		Retailing	2.13%	2.63%
		Household & Personal Products	1.61%	2.55%
		Telecommunication Services	1.45%	3.63%
		Capital Goods	1.28%	9.28%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
Costco Wholesale Corp.	Food & Staples Retailing	4.59%
ConocoPhillips	Energy	4.55%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	3.92%
American Express Co.	Consumer Finance	3.91%
Altria Group, Inc.	Food, Beverage & Tobacco	3.61%
American International Group, Inc.	Multi-Line Insurance	3.55%
JPMorgan Chase & Co.	Diversified Financial Services	3.46%
Occidental Petroleum Corp.	Energy	3.10%
Devon Energy Corp.	Energy	2.62%
Microsoft Corp.	Software & Services	2.46%

SELECTED FUNDS

PORTFOLIO ACTIVITY

SELECTED AMERICAN SHARES, INC.

January 1, 2007 through December 31, 2007

New Positions Added (01/01/07 - 12/31/07)

(Highlighted positions are those greater than 0.50% of 12/31/07 total net assets)

			% of 12/31/07
		Date of 1st	Fund
Security	Industry	Purchase	Net Assets
Agilent Technologies, Inc.	Technology Hardware & Equipment	03/26/07	0.58%
China Shipping Development Co. Ltd., – H	Transportation	07/19/07	0.32%
E*TRADE Financial Corp.	Capital Markets	02/15/07	0.02%
Google Inc., Class A	Software & Services	06/27/07	0.56%
Grupo Televisa S.A., ADR	Media	10/02/07	0.35%
Hang Lung Group Ltd.	Real Estate	04/30/07	0.37%
MBIA Inc.	Property & Casualty Insurance	12/07/07	0.13%
Merrill Lynch & Co., Inc., Private Placement	Capital Markets	12/24/07	1.32%
Millea Holdings, Inc.	Property & Casualty Insurance	03/27/07	0.82%
NIPPONKOA Insurance Co., Ltd.	Property & Casualty Insurance	06/01/07	0.49%
Sino-Forest Corp.	Materials	09/05/07	0.28%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	09/12/07	0.68%
Toll Holdings Ltd.	Transportation	05/01/07	0.14%

Positions Closed (01/01/07 - 12/31/07)

(Gains greater than $15,000,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Apollo Group, Inc., Class A	Consumer Services	07/06/07	$4,638,754
Chubb Corp.	Property & Casualty Insurance	11/09/07	18,572,663
Expedia, Inc.	Retailing	11/13/07	8,069,976
Gannett Co., Inc.	Media	12/17/07	1,955,285
IAC/InterActiveCorp	Retailing	09/25/07	1,918,088
Kraft Foods, Inc., Class A	Food, Beverage & Tobacco	05/31/07	86,802,785
Nokia Oyj, ADR	Technology Hardware & Equipment	09/18/07	24,104,353

SELECTED FUNDS

SELECTED AMERICAN SHARES, INC.

CLASS S FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	4.79%	Actual	$1,000.00	$977.39	$4.49
Five-Year	14.22%	Hypothetical (5% return
Ten-Year	8.16%	before expenses)	$1,000.00	$1,020.67	$4.58

*Expenses are equal to the Class’s annualized expense ratio (0.90%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 17 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Selected American Shares, Class S on December 31, 1997. As the chart shows, by December 31, 2007, the value of your investment would have grown to $21,908 - a 119.08% increase on your initial investment. For comparison, the Standard & Poor’s 500® Stock Index is also presented on the chart below.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Selected American Shares, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SELECTED FUNDS

SELECTED AMERICAN SHARES, INC.

CLASS D FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	5.11%	Actual	$1,000.00	$979.03	$2.84
Life of Class (May 3, 2004 through		Hypothetical (5% return
December 31, 2007)	10.90%	before expenses)	$1,000.00	$1,022.33	$2.91

*Expenses are equal to the Class’s annualized expense ratio (0.57%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 17 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Selected American Shares, Class D on May 3, 2004 (inception of class). As the chart shows, by December 31, 2007, the value of your investment would have grown to $14,602 - a 46.02% increase on your initial investment. For comparison, the Standard & Poor’s 500® Stock Index is also presented on the chart below.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Selected American Shares, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares

.

SELECTED FUNDS

FUND OVERVIEW

SELECTED SPECIAL SHARES, INC.

At December 31, 2007

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	Russell 3000®
Common Stock (U.S.)	82.83%	Technology	16.52%	16.59%
Common Stock (Foreign)	16.34%	Retailing	11.66%	2.82%
Convertible Bonds	0.92%	Insurance	11.58%	4.16%
Other Assets & Liabilities	(0.09)%	Media	10.57%	2.98%
	100.00%	Consumer Durables & Apparel	9.48%	1.21%
		Health Care	8.31%	12.02%
		Capital Goods	6.64%	9.40%
		Diversified Financials	5.94%	7.59%
		Other	3.63%	19.51%
		Energy	3.45%	11.97%
		Materials	3.42%	3.88%
		Telecommunication Services	3.07%	3.29%
		Consumer Services	1.96%	2.05%
		Automobiles & Components	1.90%	0.59%
		Real Estate	1.87%	1.94%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
Garmin Ltd.	Consumer Durables & Apparel	6.78%
Netflix Inc.	Retailing	4.34%
Google Inc., Class A	Software & Services	3.75%
Markel Corp.	Property & Casualty Insurance	3.42%
Tiffany & Co.	Retailing	3.30%
Microsoft Corp.	Software & Services	3.19%
Hunter Douglas NV	Consumer Durables & Apparel	2.70%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	2.61%
Grupo Televisa S.A., ADR	Media	2.61%
Transocean Inc.	Energy	2.53%

SELECTED FUNDS

PORTFOLIO ACTIVITY

SELECTED SPECIAL SHARES, INC.

January 1, 2007 through December 31, 2007

New Positions Added (01/01/07 - 12/31/07)

(Highlighted positions are those greater than 1.00% of 12/31/07 total net assets)

			% of 12/31/07
		Date of 1st	Fund
Security	Industry	Purchase	Net Assets
Comcast Corp., Special Class A	Media	07/11/07	2.37%
Dell Inc.	Technology Hardware & Equipment	03/29/07	1.85%
Discover Financial Services	Consumer Finance	07/02/07	0.95%
Google Inc., Class A	Software & Services	06/13/07	3.75%
Grupo Televisa S.A., ADR	Media	08/15/07	2.61%
H&R Block, Inc.	Consumer Services	07/10/07	0.62%
Home Depot, Inc.	Retailing	11/12/07	0.45%
Johnson & Johnson	Pharmaceuticals, Biotechnology & Life Sciences	06/15/07	2.33%
Lincare Holdings Inc.	Health Care Equipment & Services	07/05/07	0.90%
News Corp., Class A	Media	10/19/07	1.34%
Oaktree Capital Group LLC, Class A	Diversified Financial Services	05/21/07	0.65%
Pfizer Inc.	Pharmaceuticals, Biotechnology & Life Sciences	02/15/07	–
Redwood Trust, Inc.	Real Estate	11/26/07	1.87%
Shaw Group Inc.	Capital Goods	07/13/07	1.11%
Sino-Forest Corp.	Materials	10/19/07	1.28%
Walt Disney Co.	Media	07/11/07	0.84%
Whole Foods Market, Inc.	Food & Staples Retailing	05/21/07	0.57%

SELECTED FUNDS

PORTFOLIO ACTIVITY - (Continued)

SELECTED SPECIAL SHARES, INC.

January 1, 2007 through December 31, 2007

Positions Closed (01/01/07 - 12/31/07)

(Gains and losses greater than $500,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Advance Auto Parts, Inc.	Retailing	05/17/07	$106,274
Anglo Irish Bank Corp. PLC	Commercial Banks	08/07/07	395,033
Apollo Group, Inc., Class A	Consumer Services	07/30/07	268,818
Commerce Bancorp, Inc.	Commercial Banks	11/20/07	807,325
Covad Communications Group, Inc.	Telecommunication Services	12/07/07	(584,993)
Expedia, Inc.	Retailing	08/17/07	1,517,354
First Data Corp.	Software & Services	09/25/07	183,033
Lotte Chilsung Beverage Co., Ltd.	Food, Beverage & Tobacco	10/25/07	657,366
Lotte Confectionery Co., Ltd.	Food, Beverage & Tobacco	10/22/07	1,173,469
Marsh & McLennan Cos, Inc.	Insurance Brokers	06/15/07	73,562
Mohawk Industries, Inc.	Consumer Durables & Apparel	07/20/07	493,803
Office Depot, Inc.	Retailing	02/20/07	512,221
Pacific Corp.	Household & Personal Products	10/31/07	1,103,101
Pfizer Inc.	Pharmaceuticals, Biotechnology & Life Sciences	07/12/07	(48,745)
RadioShack Corp.	Retailing	03/14/07	56,098
Sears Holdings Corp.	Retailing	08/17/07	402,894
Taeyoung Engineering & Construction	Capital Goods	10/22/07	51,018
Thermo Fisher Scientific, Inc.	Pharmaceuticals, Biotechnology & Life Sciences	10/23/07	1,261,320
Toll Brothers, Inc.	Consumer Durables & Apparel	04/03/07	11,966
Verigy Ltd.	Semiconductors & Semiconductor Equipment	02/02/07	104,207
Zimmer Holdings, Inc.	Health Care Equipment & Services	02/16/07	483,719

SELECTED FUNDS

SELECTED SPECIAL SHARES, INC.

CLASS S FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	(1.27)%	Actual	$1,000.00	$925.06	$5.68
Five-Year	14.69%	Hypothetical (5% return
Ten-Year	7.25%	before expenses)	$1,000.00	$1,019.31	$5.96

*Expenses are equal to the Class’s annualized expense ratio (1.17%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 17 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Selected Special Shares, Class S on December 31, 1997. As the chart shows, by December 31, 2007, the value of your investment would have grown to $20,132 - a 101.32% increase on your initial investment. For comparison, the Russell 3000® Stock Index is also presented on the chart below.

The Russell 3000® Stock Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The performance data for Selected Special Shares, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SELECTED FUNDS

SELECTED SPECIAL SHARES, INC.

CLASS D FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	(0.89)%	Actual	$1,000.00	$926.77	$3.93
Life of Class (May 3, 2004 through		Hypothetical (5% return
December 31, 2007)	9.38%	before expenses)	$1,000.00	$1,021.12	$4.13

*Expenses are equal to the Class’s annualized expense ratio (0.81%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 17 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Selected Special Shares, Class D on May 3, 2004 (inception of class). As the chart shows, by December 31, 2007, the value of your investment would have grown to $13,884 - a 38.84% increase on your initial investment. For comparison, the Russell 3000® Stock Index is also presented on the chart below.

The Russell 3000® Stock Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The performance data for Selected Special Shares, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SELECTED FUNDS

FUND OVERVIEW

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND

At December 31, 2007

Portfolio Composition		Maturity Diversification
(% of Fund’s Net Assets)		(% of Portfolio Holdings)

Repurchase Agreements	34.87%	0-30 Days	49.23%
Federal Home Loan Bank	29.64%	31-90 Days	19.61%
Fannie Mae	27.09%	91-180 Days	14.08%
Freddie Mac	6.08%	181-391 Days	17.08%
Federal Farm Credit Bank	1.36%		100.00%
Mortgages	0.57%
Tennessee Valley Authority	0.17%
Other Assets & Liabilities	0.22%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification table are considered to be the effective maturities, based on the reset dates of the securities’ variable rates. See the Fund’s Schedule of Investments for a listing of the floating rate securities.

Expense Example
Class S	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
Actual	$1,000.00	$1,021.72	$3.82

Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Expense Example
Class D	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
Actual	$1,000.00	$1,023.42	$2.14

Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	$2.14

*Expenses are equal to the Class’s annualized expense ratio (0.75% and 0.42% for Class S and D, respectively), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 17 for a description of the “Expense Example”.

SELECTED FUNDS

NOTES TO PERFORMANCE

The following disclosure provides important information regarding the Funds’ Expense Example, which appears in each Class’s Fund Performance section in this Annual Report. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 07/01/07 to 12/31/07. Please note that the Expense Example is general and does not reflect certain account specific costs, which may increase your total costs of investing in the Fund. If these account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid for on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC.

December 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (98.72%)

AUTOMOBILES & COMPONENTS – (1.23%)
3,321,500	Harley-Davidson, Inc.	$155,147,265
CAPITAL GOODS – (1.27%)
4,031,566	Tyco International Ltd.	159,851,592
CAPITAL MARKETS – (5.91%)
2,235,060	Ameriprise Financial, Inc.	123,174,156
3,399,100	Bank of New York Mellon Corp.	165,740,116
712,500	E*TRADE Financial Corp.*	2,493,750
2,493,710	Julius Baer Holding, Ltd. AG (Switzerland)	206,166,370
3,570,200	Merrill Lynch & Co., Inc., Private Placement (b)	166,734,052
1,039,864	Morgan Stanley	55,227,177
330,000	State Street Corp.	26,796,000
		746,331,621
COMMERCIAL BANKS – (4.53%)
1,942,500	Commerce Bancorp, Inc.	74,086,950
3,693,154	HSBC Holdings PLC (United Kingdom)	61,900,420
4,923,748	Wachovia Corp.	187,250,136
8,237,120	Wells Fargo & Co.	248,678,653
		571,916,159
COMMERCIAL SERVICES & SUPPLIES – (0.87%)
1,241,000	D&B Corp.	109,989,830
CONSUMER DURABLES & APPAREL – (0.19%)
328,596	Hunter Douglas NV (Netherlands)	24,347,882
CONSUMER FINANCE – (3.97%)
9,485,800	American Express Co.	493,451,316
518,932	Discover Financial Services	7,825,495
		501,276,811
CONSUMER SERVICES – (0.77%)
5,211,000	H&R Block, Inc.	96,768,270
DIVERSIFIED FINANCIAL SERVICES – (4.95%)
3,642,689	Citigroup Inc.	107,240,764
10,010,740	JPMorgan Chase & Co.	436,968,801
2,265,600	Moody’s Corp.	80,881,920
		625,091,485
ENERGY – (15.74%)
2,191,400	Canadian Natural Resources Ltd. (Canada)	160,278,996
40,540,200	China Coal Energy Co. - H (China)	127,640,228
6,501,060	ConocoPhillips	574,043,598
3,720,842	Devon Energy Corp.	330,820,062
3,176,200	EOG Resources, Inc.	283,475,850

Selected Funds

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

December 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

ENERGY – (Continued)
5,081,600	Occidental Petroleum Corp.	$391,232,384
831,124	Transocean Inc.*	118,975,401
		1,986,466,519
FOOD & STAPLES RETAILING – (7.55%)
8,301,900	Costco Wholesale Corp.	579,223,563
4,397,945	CVS Caremark Corp.	174,818,314
4,194,000	Wal-Mart Stores, Inc.	199,340,820
		953,382,697
FOOD, BEVERAGE & TOBACCO – (6.12%)
6,027,500	Altria Group, Inc.	455,558,450
7,883,905	Diageo PLC (United Kingdom)	169,492,007
2,232,650	Heineken Holding NV (Netherlands)	126,424,270
517,300	Hershey Co.	20,381,620
		771,856,347
HEALTH CARE EQUIPMENT & SERVICES – (3.92%)
1,610,000	Cardinal Health, Inc.	92,977,500
4,032,566	Covidien Ltd.	178,602,348
1,230,000	Express Scripts, Inc.*	89,605,500
2,302,000	UnitedHealth Group Inc.	133,976,400
		495,161,748
HOUSEHOLD & PERSONAL PRODUCTS – (1.59%)
1,379,000	Avon Products, Inc.	54,511,870
1,987,000	Procter & Gamble Co.	145,885,540
		200,397,410
INSURANCE BROKERS – (0.65%)
1,718,700	Aon Corp.	81,964,803
LIFE & HEALTH INSURANCE – (0.54%)
658,000	Principal Financial Group, Inc.	45,296,720
400,000	Sun Life Financial Inc. (Canada)	22,376,000
		67,672,720
MATERIALS – (4.01%)
1,339,500	BHP Billiton PLC (United Kingdom)	41,222,686
930,600	Martin Marietta Materials, Inc.	123,397,560
477,500	Rio Tinto PLC (United Kingdom)	50,538,706
7,883,400	Sealed Air Corp.	182,421,876
1,621,400	Sino-Forest Corp.* (Canada)	35,222,469
924,100	Vulcan Materials Co.	73,087,069
		505,890,366

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

December 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MEDIA – (5.50%)
14,172,000	Comcast Corp., Special Class A*	$256,796,640
1,869,000	Grupo Televisa S.A., ADR (Mexico)	44,426,130
931,459	Lagardere S.C.A. (France)	69,848,769
346,450	Liberty Media Corp. – Capital, Series A*	40,364,890
9,362,500	News Corp., Class A	191,837,625
2,171,643	Virgin Media Inc.	37,069,946
4,179,600	WPP Group PLC (United Kingdom)	53,829,839
		694,173,839
MULTI-LINE INSURANCE – (5.89%)
7,688,325	American International Group, Inc.	448,229,348
5,874,000	Loews Corp.	295,697,160
		743,926,508
PROPERTY & CASUALTY INSURANCE – (7.44%)
997,200	Ambac Financial Group, Inc.	25,697,844
3,497	Berkshire Hathaway Inc., Class A*	495,175,200
6,366	Berkshire Hathaway Inc., Class B*	30,149,376
21,700	Markel Corp.*	10,656,870
884,000	MBIA Inc.	16,468,920
3,060,500	Millea Holdings, Inc. (Japan)	103,281,430
6,850,800	NIPPONKOA Insurance Co., Ltd. (Japan)	62,366,411
10,212,800	Progressive Corp. (Ohio)	195,677,248
		939,473,299
REAL ESTATE – (0.37%)
8,392,000	Hang Lung Group Ltd. (Hong Kong)	46,117,578
REINSURANCE – (0.98%)
1,708,400	Transatlantic Holdings, Inc.	124,149,428
RETAILING – (2.11%)
453,000	Amazon.com, Inc.*	41,965,920
2,037,000	Bed Bath & Beyond Inc.*	59,867,430
3,631,000	CarMax, Inc.*	71,712,250
1,732,250	Liberty Media Corp. – Interactive, Series A*	33,051,330
1,856,000	Lowe’s Cos, Inc.	41,982,720
168,000	Sears Holdings Corp.*	17,144,400
		265,724,050
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (0.68%)
2,550,300	Texas Instruments Inc.	85,180,020

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

December 31, 2007

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

SOFTWARE & SERVICES – (4.59%)
101,900	Google Inc., Class A*	$70,448,565
5,363,250	Iron Mountain Inc.*	198,547,515
8,718,000	Microsoft Corp.	310,273,620
		579,269,700
TECHNOLOGY HARDWARE & EQUIPMENT – (3.48%)
1,994,500	Agilent Technologies, Inc.*	73,277,930
5,258,000	Dell Inc.*	128,821,000
1,850,000	Hewlett-Packard Co.	93,388,000
3,868,566	Tyco Electronics Ltd.	143,639,856
		439,126,786
TELECOMMUNICATION SERVICES – (1.26%)
2,321,000	SK Telecom Co., Ltd., ADR (South Korea)	69,258,640
6,853,000	Sprint Nextel Corp.	89,979,890
		159,238,530
TRANSPORTATION – (2.61%)
1,311,300	Asciano Group (Australia)	8,059,711
20,113,645	China Merchants Holdings International Co., Ltd. (China)	125,365,269
15,192,000	China Shipping Development Co. Ltd. - H (China)	40,135,840
13,529,500	Cosco Pacific Ltd. (China)	35,743,671
521,910	Kuehne & Nagel International AG, Registered (Switzerland)	50,017,431
1,795,173	Toll Holdings Ltd. (Australia)	18,048,086
740,500	United Parcel Service, Inc., Class B	52,368,160
		329,738,168

Total Common Stock – (identified cost $7,832,080,740)	12,459,631,431

CONVERTIBLE BONDS – (0.17%)

TELECOMMUNICATION SERVICES – (0.17%)
$19,200,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $19,200,000)	21,864,000

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

December 31, 2007

		Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (1.09%)
$50,532,000	ABN AMRO Inc. Joint Repurchase Agreement, 4.70%,
	01/02/08, dated 12/31/07, repurchase value of $50,545,194
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.125%-7.00%, 02/15/08-05/01/37,
	total market value $51,542,640)	$50,532,000
43,794,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.50%,
	01/02/08, dated 12/31/07, repurchase value of $43,804,949
	(collateralized by: U.S. Government agency mortgage in a
	pooled cash account, 5.00%, 08/01/33, total market
	value $44,669,880)	43,794,000
13,475,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.75%,
	01/02/08, dated 12/31/07, repurchase value of $13,478,556
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.00%-9.50%, 12/01/14-12/01/37,
	total market value $13,744,500)	13,475,000
30,181,000	UBS Securities LLC Joint Repurchase Agreement, 4.64%,
	01/02/08, dated 12/31/07, repurchase value of $30,188,780
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.00%-8.00%, 07/01/08-11/01/47,
	total market value $30,784,620)	30,181,000

	Total Short Term Investments – (identified cost $137,982,000)	137,982,000

Total Investments – (99.98%) – (identified cost $7,989,262,740) – (a)	12,619,477,431
Other Assets Less Liabilities – (0.02%)	2,186,397
Net Assets – (100.00%)	$12,621,663,828

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)  Aggregate cost for Federal Income Tax purposes is $7,993,463,156. At December 31, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$4,954,765,547
Unrealized depreciation	(328,751,272)
Net unrealized appreciation	$4,626,014,275
(b)	Illiquid and Restricted Security – See Note 10 of the Notes to Financial Statements.

See Notes to Financial Statements

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC.

December 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (99.17%)

AUTOMOBILES & COMPONENTS – (1.90%)
37,200	Harley-Davidson, Inc.	$1,737,612
17,166	WABCO Holdings Inc.	859,845
		2,597,457
CAPITAL GOODS – (6.64%)
171,100	Blount International, Inc.*	2,106,241
35,230	Franklin Electric Co., Inc.	1,346,491
25,200	Shaw Group Inc.*	1,523,088
73,200	Trane, Inc.	3,419,172
17,275	Tyco International Ltd.	684,954
		9,079,946
CAPITAL MARKETS – (2.04%)
135,272	E*TRADE Financial Corp.*	473,452
10,400	Julius Baer Holding, Ltd. AG (Switzerland)	859,815
19,850	Legg Mason, Inc.	1,452,027
		2,785,294
COMMERCIAL BANKS – (1.09%)
39,287	Wachovia Corp.	1,494,085
COMMERCIAL SERVICES & SUPPLIES – (0.37%)
5,700	D&B Corp.	505,191
CONSUMER DURABLES & APPAREL – (9.48%)
95,500	Garmin Ltd.	9,264,455
49,877	Hunter Douglas NV (Netherlands)	3,695,721
		12,960,176
CONSUMER FINANCE – (0.95%)
86,400	Discover Financial Services	1,302,912
CONSUMER SERVICES – (1.96%)
45,800	H&R Block, Inc.	850,506
47,800	Yum! Brands, Inc.	1,829,306
		2,679,812
DIVERSIFIED FINANCIAL SERVICES – (2.96%)
1,300	Nymex Holdings Inc.	173,693
27,000	Oaktree Capital Group LLC, Class A (b)	884,250
26,713	Pargesa Holding S.A., Bearer Shares (Switzerland)	2,984,759
		4,042,702

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

December 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

ENERGY – (3.45%)
28,000	Tenaris S.A., ADR (Argentina)	$1,252,440
24,171	Transocean Inc.*	3,460,079
		4,712,519
FOOD & STAPLES RETAILING – (1.26%)
13,400	Costco Wholesale Corp.	934,918
19,200	Whole Foods Market, Inc.	781,056
		1,715,974
FOOD, BEVERAGE & TOBACCO – (0.92%)
21,725	Heineken Holding NV (Netherlands)	1,230,183
293	Nong Shim Holdings Co., Ltd. (South Korea)	24,102
		1,254,285
HEALTH CARE EQUIPMENT & SERVICES – (5.99%)
12,500	Cardinal Health, Inc.	721,875
17,275	Covidien Ltd.	765,110
29,000	IDEXX Laboratories, Inc.*	1,700,270
35,100	Lincare Holdings Inc.*	1,234,116
52,200	Omnicare, Inc.	1,190,682
44,200	UnitedHealth Group Inc.	2,572,440
		8,184,493
INSURANCE BROKERS – (1.47%)
85,600	Brown & Brown, Inc.	2,011,600
LIFE & HEALTH INSURANCE – (2.90%)
13,500	AFLAC Inc.	845,505
76,600	Power Corp. of Canada (Canada)	3,114,603
		3,960,108
MATERIALS – (3.43%)
31,100	Sealed Air Corp.	719,654
40,530	Sigma-Aldrich Corp.	2,212,938
80,600	Sino-Forest Corp.* (Canada)	1,750,913
		4,683,505
MEDIA – (10.58%)
179,100	Comcast Corp., Special Class A*	3,245,292
149,900	Grupo Televisa S.A., ADR (Mexico)	3,563,123
9,000	Lagardere S.C.A. (France)	674,897
89,700	News Corp., Class A	1,837,953
88,002	Virgin Media Inc.	1,502,194

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

December 31, 2007

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MEDIA – (Continued)
35,500	Walt Disney Co.	$1,145,940
38,800	WPP Group PLC, ADR (United Kingdom)	2,494,064
		14,463,463
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (2.33%)
47,700	Johnson & Johnson	3,181,590
PROPERTY & CASUALTY INSURANCE – (4.72%)
55,700	Ambac Financial Group, Inc.	1,435,389
9,505	Markel Corp.*	4,667,906
18,800	MBIA Inc.	350,244
		6,453,539
REAL ESTATE – (1.87%)
74,816	Redwood Trust, Inc.	2,561,689
REINSURANCE – (2.50%)
6,700	Everest Re Group, Ltd.	672,680
19,290	RenaissanceRe Holdings Ltd.	1,162,030
21,675	Transatlantic Holdings, Inc.	1,575,122
		3,409,832
RETAILING – (11.67%)
25,000	Bed Bath & Beyond Inc.*	734,750
136,160	CarMax, Inc.*	2,689,160
22,800	Home Depot, Inc.	614,232
41,100	Lowe’s Cos, Inc.	929,682
222,900	Netflix Inc.*	5,933,598
10,900	Target Corp.	545,000
97,900	Tiffany & Co.	4,506,337
		15,952,759
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (2.61%)
107,000	Texas Instruments Inc.	3,573,800
SOFTWARE & SERVICES – (9.06%)
174,773	Convera Corp., Class A*	471,887
5,900	Fiserv, Inc.*	327,391
7,410	Google Inc., Class A*	5,122,903
47,450	Iron Mountain Inc.*	1,756,599
122,350	Microsoft Corp.	4,354,437
14,100	Western Union Co.	342,348
		12,375,565

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

December 31, 2007

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

TECHNOLOGY HARDWARE & EQUIPMENT – (4.86%)
85,800	Agilent Technologies, Inc.*	$3,152,292
103,100	Dell Inc.*	2,525,950
12,400	Molex Inc., Class A	324,880
17,275	Tyco Electronics Ltd.	641,421
		6,644,543
TELECOMMUNICATION SERVICES – (2.16%)
22,450	American Tower Corp., Class A*	956,370
23,000	SK Telecom Co., Ltd., ADR (South Korea)	686,320
99,250	Sprint Nextel Corp.	1,303,152
		2,945,842

Total Common Stock – (identified cost $108,224,768)	135,532,681

CONVERTIBLE BONDS – (0.92%)

TELECOMMUNICATION SERVICES – (0.92%)
$1,100,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $1,100,000)	1,252,625

Total Investments – (100.09%)– (identified cost $109,324,768)	136,785,306
Liabilities Less Other Assets – (0.09%)	(126,766)
Net Assets – (100.00%)	$136,658,540

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)  Aggregate cost for Federal Income Tax purposes is $110,780,005. At December 31, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$37,281,370
Unrealized depreciation	(11,276,069)
Net unrealized appreciation	$26,005,301
(b)	Illiquid security – See Note 10 of the Notes to Financial Statements.

See Notes to Financial Statements

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND

December 31, 2007

		Value
Principal	Security	(Note 1)
FANNIE MAE – (27.09%)
$7,995,000	4.625%, 01/15/08	$7,993,195
125,000	3.50%, 01/28/08	124,834
1,000,000	4.30%, 01/28/08	999,263
536,000	3.875%, 02/01/08	535,349
7,357,000	4.26%, 02/06/08 (b)	7,325,659
2,475,000	5.75%, 02/15/08	2,478,651
563,000	3.86%, 02/22/08	562,029
1,000,000	4.00%, 02/22/08	998,597
250,000	3.50%, 02/25/08	249,521
125,000	4.50%, 02/27/08	124,839
250,000	4.50%, 03/03/08	249,872
201,000	3.66%, 04/30/08	200,397
775,000	6.00%, 05/15/08	779,501
2,500,000	4.00%, 05/20/08	2,488,880
1,650,000	3.25%, 06/04/08	1,638,571
200,000	3.10%, 07/21/08	197,944
190,000	3.21%, 07/23/08	188,140
3,870,000	5.00%, 07/25/08	3,886,213
150,000	3.125%, 09/15/08	148,720

	Total Fannie Mae – (identified cost $31,170,175)	31,170,175

FEDERAL FARM CREDIT BANK – (1.36%)
400,000	3.20%, 03/17/08	398,729
400,000	3.50%, 03/17/08	399,165
370,000	3.40%, 09/29/08	367,239
400,000	3.85%, 10/15/08	396,786

	Total Federal Farm Credit Bank – (identified cost $1,561,919)	1,561,919

FEDERAL HOME LOAN BANK – (29.64%)
250,000	5.00%, 01/09/08	250,015
300,000	3.80%, 01/18/08	299,786
1,000,000	4.26%, 01/18/08	999,493
1,000,000	3.50%, 01/22/08	999,018
4,000,000	3.583%, 01/24/08 (c)	4,000,000
155,000	4.25%, 01/25/08	154,899
500,000	4.00%, 01/28/08	499,813
1,000,000	5.25%, 02/01/08	999,998
500,000	4.00%, 02/04/08	499,757
395,000	4.50%, 02/15/08	394,583
200,000	5.30%, 02/19/08	200,129

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

December 31, 2007

		Value
Principal	Security	(Note 1)
FEDERAL HOME LOAN BANK – (Continued)
$500,000	3.00%, 02/28/08	$498,596
825,000	5.125%, 02/28/08	824,856
100,000	4.875%, 03/05/08	100,046
200,000	4.00%, 03/07/08	199,534
1,250,000	4.00%, 03/10/08	1,248,122
300,000	3.25%, 03/24/08	298,662
700,000	4.43%, 04/07/08	698,525
1,000,000	3.40%, 04/08/08	995,224
250,000	4.60%, 04/11/08	249,759
1,000,000	3.25%, 04/14/08	994,568
2,000,000	4.32%, 04/23/08	1,999,242
300,000	4.565%, 04/29/08	299,255
250,000	5.125%, 05/15/08	250,568
595,000	3.16%, 05/27/08	592,195
200,000	3.15%, 06/04/08	198,436
250,000	3.05%, 06/12/08	247,840
250,000	4.10%, 06/13/08	249,656
180,000	3.40%, 07/30/08	178,968
500,000	5.125%, 07/30/08	502,358
1,000,000	5.125%, 07/30/08	1,002,103
500,000	3.25%, 08/04/08	495,732
2,000,000	5.25%, 08/14/08	2,012,281
2,000,000	4.08%, 08/18/08	1,987,899
200,000	4.02%, 08/25/08	199,574
1,150,000	4.38%, 09/15/08	1,148,750
1,425,000	4.50%, 10/14/08	1,427,991
170,000	4.05%, 10/16/08	169,402
750,000	4.01%, 10/28/08	748,233
175,000	4.00%, 11/10/08	174,586
100,000	3.785%, 11/21/08	99,448
200,000	3.50%, 11/28/08	198,696
250,000	4.00%, 11/28/08	248,974
300,000	4.00%, 11/28/08	298,214
100,000	4.01%, 11/28/08	99,632
1,000,000	4.83188%, 12/01/08 (c)	1,000,000
125,000	3.50%, 12/12/08	124,073
165,000	3.355%, 12/18/08	163,627
415,000	3.35%, 12/26/08	411,179
125,000	3.50%, 12/26/08	124,071
500,000	3.50%, 12/26/08	496,950

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

December 31, 2007

		Value
Principal	Security	(Note 1)
FEDERAL HOME LOAN BANK – (Continued)
$700,000	4.00%, 12/26/08	$697,710
190,000	4.10%, 12/29/08	189,665
175,000	4.20%, 12/29/08	174,858
250,000	3.25%, 12/30/08	247,618
240,000	3.40%, 12/30/08	237,999

	Total Federal Home Loan Bank – (identified cost $34,103,166)	34,103,166

FREDDIE MAC – (6.08%)
400,000	3.50%, 02/13/08	399,174
122,000	3.625%, 02/15/08	121,748
500,000	4.875%, 02/22/08	499,674
750,000	3.40%, 02/25/08	748,130
250,000	3.50%, 03/12/08	249,157
150,000	3.25%, 03/14/08	149,410
500,000	3.00%, 03/24/08	497,539
260,000	3.00%, 03/28/08	258,611
195,000	3.50%, 04/01/08	194,125
221,000	3.625%, 04/17/08	220,451
525,000	5.125%, 04/18/08	526,113
1,000,000	3.75%, 04/23/08	997,859
750,000	3.75%, 05/12/08	746,196
200,000	3.00%, 05/13/08	198,678
450,000	3.50%, 05/19/08	448,593
500,000	4.00%, 05/30/08	498,451
250,000	4.00%, 06/27/08	249,328

	Total Freddie Mac – (identified cost $7,003,237)	7,003,237

MORTGAGES – (0.57%)

COLLATERALIZED MORTGAGE OBLIGATIONS – (0.05%)
55,237	Fannie Mae 6.50%, 10/25/08	55,236

FREDDIE MAC MORTGAGE POOL – (0.52%)
90,518	4.50%, 01/01/08 Pool No. M90777	90,518
252,876	4.00%, 07/01/08 Pool No. M90826	251,175
258,221	4.00%, 08/01/08 Pool No. M90831	256,273

		597,966

	Total Mortgages – (identified cost $653,202)	653,202

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

December 31, 2007

		Value
Principal	Security	(Note 1)
TENNESSEE VALLEY AUTHORITY – (0.17%)
$200,000	2.45%, 05/15/08 – (identified cost $198,486)	$198,486

REPURCHASE AGREEMENTS – (34.87%)

14,691,000	ABN AMRO Inc. Joint Repurchase Agreement, 4.70%,
	01/02/08, dated 12/31/07, repurchase value of $14,694,836
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.125%-7.00%, 02/15/08-05/01/37,
	total market value $14,984,820)	14,691,000
12,732,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.50%,
	01/02/08, dated 12/31/07, repurchase value of $12,735,183
	(collateralized by: U.S. Government agency mortgage in a
	pooled cash account, 5.00%, 08/01/33, total market
	value $12,986,640)	12,732,000
3,918,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.75%,
	01/02/08, dated 12/31/07, repurchase value of $3,919,034
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.00%-9.50%, 12/01/14-12/01/37,
	total market value $3,996,360)	3,918,000
8,774,000	UBS Securities LLC Joint Repurchase Agreement, 4.64%,
	01/02/08, dated 12/31/07, repurchase value of $8,776,262
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.00%-8.00%, 07/01/08-11/01/47,
	total market value $8,949,480)	8,774,000

	Total Repurchase Agreements – (identified cost $40,115,000)	40,115,000

	Total Investments – (99.78%) – (identified cost $114,805,185) – (a)	114,805,185
	Other Assets Less Liabilities – (0.22%)	257,058
	Net Assets – (100.00%)	$115,062,243

(a)	Aggregate cost for Federal Income Tax purposes is $114,805,185.
(b)	Zero coupon bonds reflect effective yield on the date of purchase.

(c)  The interest rates on floating rate securities, shown as of December 31, 2007, may change daily or less frequently and are based on indices of market rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

At December 31, 2007

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
ASSETS:
Investments in securities, at value* (see
accompanying Schedules of Investments)	$12,619,477,431	$136,785,306	$114,805,185
Cash	82,910	188,875	–
Cash–Foreign currencies**	–	28,994	–
Receivables:
Investments sold	599,745	13,558	–
Dividends and interest	13,268,295	156,569	859,958
Capital stock sold	16,733,168	75,555	39,293
Prepaid expenses	189,800	3,672	2,981
Due from adviser	–	–	2,125
Total assets	12,650,351,349	137,252,529	115,709,542
LIABILITIES:
Cash overdraft	–	–	145,934
Payables:
Capital stock redeemed	7,232,998	439,336	19,976
Investment securities purchased	11,874,887	–	201,684
Accrued management fees	5,828,764	83,250	30,213
Accrued transfer agent fees	1,505,696	25,673	5,119
Accrued distribution service fees	1,690,785	9,675	1,080
Other accrued expenses	554,391	36,055	40,796
Distributions payable	–	–	202,497
Total liabilities	28,687,521	593,989	647,299
NET ASSETS	$12,621,663,828	$136,658,540	$115,062,243

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$330,178,969	$2,776,669	$11,506,224
Additional paid-in capital	7,767,300,653	108,682,688	103,556,019
Overdistributed net investment income	(2,833,082)	(996,798)	–
Accumulated net realized losses from
investments and foreign currency transactions	(103,226,158)	(1,266,611)	–
Net unrealized appreciation on investments
and foreign currency transactions	4,630,243,446	27,462,592	–
Net Assets	$12,621,663,828	$136,658,540	$115,062,243

*Including:
Cost of investments	$7,989,262,740	$109,324,768	$114,805,185
Market value of repurchase agreements
(if greater than 10% of Fund’s net assets)	–	–	40,115,000

**Cost of cash – Foreign currencies	–	29,005	–

SELECTED FUNDS

STATEMENTS OF ASSETS AND LIABILITIES – (Continued)

At December 31, 2007

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
CLASS S SHARES
Net assets	$7,601,720,296	$42,183,733	$4,875,910
Shares outstanding	159,096,973	3,428,398	4,875,910
Net asset value, offering, and redemption price
per share (Net Assets ÷ Shares Outstanding)	$47.78	$12.30	$1.00

CLASS D SHARES
Net assets	$5,019,943,532	$94,474,807	$110,186,333
Shares outstanding	105,046,202	7,678,277	110,186,333
Net asset value, offering, and redemption price
per share (Net Assets ÷ Shares Outstanding)	$47.79	$12.30	$1.00

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF OPERATIONS

For the year ended December 31, 2007

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
INVESTMENT INCOME (LOSS):
Income:
Dividends*	$227,319,523	$1,460,954	$–
Interest	12,167,522	232,248	5,795,373
Net lending fees	314,383	–	–
Other income	5,144	46,715	–
Total income	239,806,572	1,739,917	5,795,373
Expenses:
Management fees (Note 2)	66,244,341	1,043,993	337,134
Custodian fees	1,630,756	50,584	19,637
Transfer agent fees:
Class S	7,458,634	76,726	16,660
Class D	954,176	33,599	8,585
Audit fees	58,800	18,000	15,600
Legal fees	96,473	6,112	6,302
Reports to shareholders	1,031,823	12,685	5,552
Directors’ fees and expenses	519,626	12,079	10,363
Registration and filing fees	179,973	35,504	45,107
Miscellaneous	261,571	10,999	11,848
Payments under distribution plan– Class S
(Note 3)	19,631,522	132,379	13,118
Total expenses	98,067,695	1,432,660	489,906
Payments by affiliates (Note 8)	(1,063,456)	–	–
Expenses paid indirectly (Note 6)	(8,259)	(240)	(63)
Reimbursement of expenses
by adviser (Note 2)	–	–	(11,525)
Net expenses	96,995,980	1,432,420	478,318
Net investment income	142,810,592	307,497	5,317,055

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	344,552,569	12,716,064	–
Foreign currency transactions	(470,727)	(18,035)	–
Net increase (decrease) in unrealized appreciation on
investments and foreign currency transactions	114,688,416	(13,973,179)	–
Net realized and unrealized gain (loss) on
investments and foreign currency	458,770,258	(1,275,150)	–
Net increase (decrease) in net assets resulting
from operations	$601,580,850	$(967,653)	$5,317,055

*Net of foreign taxes withheld as follows	$1,725,078	$67,649	$–

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2007

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
OPERATIONS:
Net investment income	$142,810,592	$307,497	$5,317,055
Net realized gain from investments
and foreign currency transactions	344,081,842	12,698,029	–
Net increase (decrease) in unrealized
appreciation on investments and foreign
currency transactions	114,688,416	(13,973,179)	–
Net increase (decrease) in net assets resulting
from operations	601,580,850	(967,653)	5,317,055

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Class S	(77,900,811)	(31,093)	(232,293)
Class D	(65,056,495)	(429,931)	(5,084,762)
Realized gains from investment transactions:
Class S	–	(4,661,736)	–
Class D	–	(10,363,282)	–

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from
capital share transactions (Note 5):
Class S	(195,201,856)	(7,953,039)	(1,040,098)
Class D	442,005,167	11,397,530	6,533,082

Total increase (decrease) in net assets	705,426,855	(13,009,204)	5,492,984

NET ASSETS:
Beginning of year	11,916,236,973	149,667,744	109,569,259
End of year*	$12,621,663,828	$136,658,540	$115,062,243

*Including overdistributed net investment
income of	$(2,833,082)	$(996,798)	$–

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2006

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
OPERATIONS:
Net investment income (loss)	$86,618,781	$(14,674)	$5,084,944
Net realized gain from investments
and foreign currency transactions	159,650,707	9,868,866	–
Net increase in unrealized appreciation on
investments and foreign currency transactions	1,312,883,479	12,628,672	–
Net increase in net assets resulting from
operations	1,559,152,967	22,482,864	5,084,944

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Class S	(46,346,470)	(421,560)	(1,448,108)
Class D	(39,367,825)	(988,026)	(3,636,836)
Realized gains from investment transactions:
Class S	–	(2,172,364)	–
Class D	–	(3,646,136)	–

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from
capital share transactions (Note 5):
Class S	(1,483,016,768)	(21,080,094)	(94,467,080)
Class D	2,273,236,483	32,060,894	92,214,188

Total increase (decrease) in net assets	2,263,658,387	26,235,578	(2,252,892)

NET ASSETS:
Beginning of year	9,652,578,586	123,432,166	111,822,151
End of year*	$11,916,236,973	$149,667,744	$109,569,259

*Including overdistributed net investment
income of	$(2,278,064)	$(877,708)	$–

See Notes to Financial Statements

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Selected Funds (“Funds”) consist of Selected American Shares, Inc. (a Maryland corporation) (“Selected American Shares”), Selected Special Shares, Inc. (a Maryland corporation) (“Selected Special Shares”), and the Selected Capital Preservation Trust (an Ohio corporation) (“Trust”). The Trust consists of the Selected Daily Government Fund. The Funds and Trust are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

Selected American Shares and Selected Special Shares are diversified, professionally managed stock-oriented funds.

Selected Daily Government Fund seeks to provide a high level of current income from short-term money market securities consistent with prudent investment management, preservation of capital and maintenance of liquidity. It invests in U.S. Government Securities and repurchase agreements in respect thereto.

An investment in any of the Funds, as with any mutual fund, includes risks that vary depending upon the fund's investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. A fund's return and net asset value will fluctuate, although Selected Daily Government Fund seeks to maintain a net asset value of $1.00 per share.

The Class S and Class D shares are sold at net asset value. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’ distribution arrangement), liquidation and distributions.

A. VALUATION OF SECURITIES - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors/Trustees. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Selected Daily Government Fund, in compliance with Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

B. MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

C.  CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.  FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E. FEDERAL INCOME TAXES - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2007, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. At December 31, 2007, Selected American Shares had approximately $79,000 of post October 2007 foreign currency losses which were deferred. At December 31, 2007, Selected Special Shares had post October 2007 losses of approximately $807,000 available to offset future capital gains, if any, which expire in 2016. At December 31, 2007, Selected American Shares had available for federal income tax purposes unused capital loss carryforwards as follows:

SELECTED AMERICAN SHARES
Expiring:
12/31/2012	$29,605,000
12/31/2013	69,420,000
Total	$99,025,000

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

F.   USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.  INDEMNIFICATION - Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with its service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

H.  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

I.   DIRECTORS/TRUSTEES FEES AND EXPENSES - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for independent Directors/Trustees that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s/Trustee’s account is based upon years of service and fees paid to each Director/Trustee during the years of service. The amount paid to the Director/Trustee under the plan will be determined based upon the performance of the Selected Funds.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

J.   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares and redesignation of distributions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2007, for Selected American Shares, amounts have been reclassified to reflect a decrease in paid in capital of $62,423, an increase in overdistributed net investment income of $408,304, and a decrease in accumulated net realized loss of $470,727; for Selected Special Shares, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $34,437 and a corresponding increase in accumulated net realized loss.

The tax character of distributions paid during the years ended December 31, 2007 and 2006, was as follows:

	ORDINARY	LONG-TERM
	INCOME	CAPITAL GAIN	TOTAL
Selected American Shares
2007	$142,957,306	$–	$142,957,306
2006	85,714,295	–	85,714,295

Selected Special Shares
2007	1,529,948	13,956,094	15,486,042
2006	1,409,586	5,818,500	7,228,086

Selected Daily Government Fund
2007	5,317,055	–	5,317,055
2006	5,084,944	–	5,084,944

As of December 31, 2007 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	SELECTED	SELECTED
	AMERICAN SHARES	SPECIAL SHARES
Undistributed net investment income	$–	$44,022
Accumulated net realized losses from investments
and foreign currency transactions	(99,104,510)	(807,171)
Net unrealized appreciation on investments	4,626,043,029	26,007,355
Total	$4,526,938,519	$25,244,206

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2007

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

K.  NEW ACCOUNTING PRONOUNCEMENT - In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to the Adviser. The rate for Selected American Shares is 0.65% on the first $500 million of average net assets, 0.60% on the next $500 million, 0.55% on the next $2 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. The rate for Selected Special Shares is 0.70% on the first $50 million, 0.675% on the next $100 million, 0.65% on the next $100 million, and 0.60% of average net assets in excess of $250 million. Advisory fees paid during the year ended December 31, 2007, approximated 0.52% and 0.68% of average net assets for Selected American Shares and Selected Special Shares, respectively. The rate for the Selected Daily Government Fund is 0.30% of average net assets.

Boston Financial Data Services, Inc. ("BFDS") is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the year ended December 31, 2007 was $198,322, $9,105, and $2,174 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. Certain Directors/Trustees and officers of the Funds are also Directors/Trustees and officers of the general partner of the Adviser. The Adviser is contractually committed to waive fees and/or reimburse Selected Daily Government Fund’s expenses to the extent necessary to cap total annual operating expenses at 0.75% for Class S shares. During the year ended December 31, 2007, such reimbursements amounted to $11,525. Certain Directors/Trustees and officers of the Funds are also Directors/Trustees and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2007

NOTE 3 - DISTRIBUTION

For services under the distribution agreement, the Funds’ Class S shares pay a fee of 0.25% of average daily net assets. For the year ended December 31, 2007, Selected American Shares, Selected Special Shares, and Selected Daily Government Fund incurred distribution services fees totaling $19,631,522, $132,379 and $13,118, respectively.

There are no distribution service fees for the Funds’ Class D shares.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2007 were as follows:

	SELECTED	SELECTED
	AMERICAN SHARES	SPECIAL SHARES
Cost of purchases	$1,279,271,035	$53,667,394
Proceeds of sales	$966,880,954	$63,070,604

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2007

NOTE 5 - CAPITAL STOCK

At December 31, 2007, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) authorized. At December 31, 2007, there were 50 million shares of capital stock of Selected Special Shares ($0.25 par value per share) authorized. At December 31, 2007, there were unlimited shares of capital stock of Selected Capital Preservation Trust ($0.10 par value per share) authorized. Transactions in capital stock were as follows:

CLASS S	Year ended December 31, 2007
	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
Shares sold	33,124,919	582,123	2,085,184
Shares issued in reinvestment of distributions	1,568,572	361,672	213,751
	34,693,491	943,795	2,298,935
Shares redeemed/transferred out	(38,625,009)	(1,451,787)	(3,339,033)
Net decrease	(3,931,518)	(507,992)	(1,040,098)

Proceeds from shares sold	$1,581,496,343	$8,295,415	$2,085,184
Proceeds from shares issued in reinvestment of
distributions	75,291,387	4,470,268	213,751
	1,656,787,730	12,765,683	2,298,935
Cost of shares redeemed/transferred out	(1,851,989,586)	(20,718,722)	(3,339,033)
Net decrease	$(195,201,856)	$(7,953,039)	$(1,040,098)

CLASS S	Year ended December 31, 2006
	SELECTED	SELECTED	SELECTED DAILY
	AMERICAN	SPECIAL	GOVERNMENT
	SHARES	SHARES	FUND
Shares sold	43,688,600	705,364	4,042,222
Shares issued in reinvestment of distributions	989,836	182,150	1,433,529
	44,678,436	887,514	5,475,751
Shares redeemed/transferred out	(79,902,662)	(2,424,921)	(99,942,831)
Net decrease	(35,224,226)	(1,537,407)	(94,467,080)

Proceeds from shares sold	$1,841,769,757	$9,444,040	$4,042,222
Proceeds from shares issued in reinvestment of
distributions	44,542,529	2,479,056	1,433,529
	1,886,312,286	11,923,096	5,475,751
Cost of shares redeemed/transferred out	(3,369,329,054)	(33,003,190)	(99,942,831)
Net decrease	$(1,483,016,768)	$(21,080,094)	$(94,467,080)

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2007

NOTE 5 - CAPITAL STOCK - (Continued)

CLASS D	Year ended December 31, 2007
	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
Shares sold/transferred in	17,162,498	607,975	8,024,258
Shares issued in reinvestment of distributions	1,198,605	839,842	5,084,102
	18,361,103	1,447,817	13,108,360
Shares redeemed	(8,979,476)	(541,032)	(6,575,278)
Net increase	9,381,627	906,785	6,533,082

Proceeds from shares sold/transferred in	$817,082,583	$8,644,057	$8,024,258
Proceeds from shares issued in reinvestment of
distributions	57,533,014	10,372,055	5,084,102
	874,615,597	19,016,112	13,108,360
Cost of shares redeemed	(432,610,430)	(7,618,582)	(6,575,278)
Net increase	$442,005,167	$11,397,530	$6,533,082

CLASS D	Year ended December 31, 2006
	SELECTED	SELECTED	SELECTED DAILY
	AMERICAN	SPECIAL	GOVERNMENT
	SHARES	SHARES	FUND
Shares sold/transferred in	58,874,984	2,445,242	100,812,780
Shares issued in reinvestment of distributions	769,051	327,052	3,447,609
	59,644,035	2,772,294	104,260,389
Shares redeemed	(5,614,688)	(429,576)	(12,046,201)
Net increase	54,029,347	2,342,718	92,214,188

Proceeds from shares sold/transferred in	$2,475,853,448	$33,302,435	$100,812,780
Proceeds from shares issued in reinvestment of
distributions	34,599,727	4,451,174	3,447,609
	2,510,453,175	37,753,609	104,260,389
Cost of shares redeemed	(237,216,692)	(5,692,715)	(12,046,201)
Net increase	$2,273,236,483	$32,060,894	$92,214,188

NOTE 6 - EXPENSES PAID INDIRECTLY

Under an agreement with the custodian bank, each Fund’s custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. During the year ended December 31, 2007, such reductions amounted to $8,259, $240, and $63 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2007

NOTE 7 - SECURITIES LOANED

Selected American Shares (the “Fund”) has entered into a securities lending arrangement with UBS Securities LLC. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Securities LLC is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2007, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 8 – PAYMENTS BY AFFILIATES

In May 2007, the Adviser reimbursed Selected American Shares for certain distribution fees that were incorrectly accounted for when incurred covering the period from January 1, 2000 to December 31, 2006. The amount paid to Selected American Shares Class S was $1,063,456.

NOTE 9 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Funds had no borrowings outstanding for the year ended December 31, 2007.

NOTE 10 - ILLIQUID AND RESTRICTED SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of illiquid and restricted securities in Selected American Shares amounted to $166,734,052, or 1.32% of the Fund’s net assets as of December 31, 2007. The aggregate value of illiquid securities in Selected Special Shares amounted to $884,250 or 0.65% of the Fund’s net assets as of December 31, 2007. Securities are as follows:

					Valuation per
		Acquisition		Cost per	Share as of
Fund	Security	Date	Shares	Share	December 31, 2007

Selected American	Merrill Lynch & Co., Inc.,
Shares	Private Placement	12/27/07	3,570,200	$48.00	$46.70

Selected Special	Oaktree Capital Group LLC,
Shares	Class A	05/21/07	27,000	44.00	32.75

SELECTED FUNDS

FINANCIAL HIGHLIGHTS

The following financial information represents selected data for each share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Year ended 12/31/2007	$46.06	$0.49	[3]	$1.72	$2.21
Year ended 12/31/2006	40.24	0.30	[3]	5.81	6.11
Year ended 12/31/2005	36.87	0.31		3.34	3.65
Year ended 12/31/2004	33.17	0.26		3.71	3.97
Year ended 12/31/2003	25.51	0.22		7.65	7.87
Selected American Shares Class D:
Year ended 12/31/2007	46.07	0.63	[3]	1.73	2.36
Year ended 12/31/2006	40.23	0.45	[3]	5.81	6.26
Year ended 12/31/2005	36.86	0.41	[3]	3.35	3.76
Period from 05/03/2004[6] to 12/31/2004	34.12	0.18		2.91	3.09
Selected Special Shares Class S:
Year ended 12/31/2007	13.98	–	[3,5]	(0.17)	(0.17)
Year ended 12/31/2006	12.47	(0.03)[3]		2.22	2.19
Year ended 12/31/2005	12.44	0.02		1.03	1.05
Year ended 12/31/2004	11.70	0.05		1.26	1.31
Year ended 12/31/2003	8.61	(0.04)		3.60	3.56
Selected Special Shares Class D:
Year ended 12/31/2007	13.98	0.05	[3]	(0.17)	(0.12)
Year ended 12/31/2006	12.46	0.02	[3]	2.23	2.25
Year ended 12/31/2005	12.42	0.05	[3]	1.04	1.09
Period from 05/03/2004[6] to 12/31/2004	11.97	0.05		1.00	1.05

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000,000 omitted)	Ratio of Expenses To Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross		Net[4]

$(0.49)	$–	$–	$–	$–	$(0.49)	$47.78	4.79%	$7,602	0.90%		0.88%		1.01%
(0.29)	–	–	–	–	(0.29)	46.06	15.19	7,509	0.90		0.90		0.72
(0.28)	–	–	–	–	(0.28)	40.24	9.90	7,978	0.90		0.90		0.81
(0.26)	–	–	–	(0.01)	(0.27)	36.87	11.97	6,660	0.92		0.92		0.76
(0.20)	–	–	–	(0.01)	(0.21)	33.17	30.90	5,978	0.94		0.93		0.80

(0.64)	–	–	–	–	(0.64)	47.79	5.11	5,020	0.57		0.57		1.32
(0.42)	–	–	–	–	(0.42)	46.07	15.59	4,407	0.58		0.58		1.04
(0.39)	–	–	–	–	(0.39)	40.23	10.19	1,675	0.61		0.60		1.11
(0.34)	–	–	–	(0.01)	(0.35)	36.86	9.08	681	0.65	[7]	0.65	[7]	1.10 [7]

(0.01)	(1.50)	–	–	–	(1.51)	12.30	(1.27)	42	1.17		1.17		(0.03)
(0.11)	(0.57)	–	–	–	(0.68)	13.98	17.74	55	1.16		1.16		(0.20)
(0.13)	(0.89)	–	–	–	(1.02)	12.47	8.45	68	1.16		1.12		0.11
(0.04)	(0.53)	–	–	–	(0.57)	12.44	11.34	91	1.17		1.17		0.37
–	(0.47)	–	–	–	(0.47)	11.70	41.40	96	1.21		1.21		(0.39)

(0.06)	(1.50)	–	–	–	(1.56)	12.30	(0.89)	94	0.81		0.81		0.33
(0.16)	(0.57)	–	–	–	(0.73)	13.98	18.19	95	0.83		0.83		0.13
(0.16)	(0.89)	–	–	–	(1.05)	12.46	8.83	55	0.87		0.86		0.37
(0.07)	(0.53)	–	–	–	(0.60)	12.42	8.91	20	0.91	[7]	0.91	[7]	0.86 [7]

SELECTED FUNDS

FINANCIAL HIGHLIGHTS – (Continued)

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected Daily Government Fund Class S:
Year ended 12/31/2007	$1.000	$0.044	$–	$0.044
Year ended 12/31/2006	1.000	0.043	–	0.043
Year ended 12/31/2005	1.000	0.025	–	0.025
Year ended 12/31/2004	1.000	0.007	–	0.007
Year ended 12/31/2003	1.000	0.005	–	0.005
Selected Daily Government Fund Class D:
Year ended 12/31/2007	1.000	0.048	–	0.048
Year ended 12/31/2006	1.000	0.045	–	0.045
Year ended 12/31/2005	1.000	0.027	–	0.027
Period from 05/03/2004[6] to 12/31/2004	1.000	0.007	–	0.007

Portfolio Turnover[2] (for all classes of shares)	Year ended December 31,
	2007	2006	2005	2004	2003
Selected American Shares	8%	9%	4%	3%	8%
Selected Special Shares	36%	41%	53%	30%	46%

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000,000 omitted)	Ratio of Expenses To Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross	Net[4]

$(0.044)	$–	$–	$–	$–	$(0.044)	$1.000	4.50%	$5	0.97%	0.75%	4.41%
(0.043)	–	–	–	–	(0.043)	1.000	4.33	6	0.67	0.67	4.28
(0.025)	–	–	–	–	(0.025)	1.000	2.57	100	0.68	0.67	2.54
(0.007)	–	–	–	–	(0.007)	1.000	0.73	107	0.68	0.68	0.72
(0.005)	–	–	–	–	(0.005)	1.000	0.54	113	0.67	0.67	0.54

(0.048)	–	–	–	–	(0.048)	1.000	4.85	110	0.41	0.41	4.75
(0.045)	–	–	–	–	(0.045)	1.000	4.61	104	0.40	0.40	4.55
(0.027)	–	–	–	–	(0.027)	1.000	2.75	11	0.50	0.50	2.71
(0.007)	–	–	–	–	(0.007)	1.000	0.74	5	0.44 [7]	0.44 [7]	1.21 [7]

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns for periods of less than one full year are not annualized.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  Per share calculations were based on average shares outstanding for the period.

4  The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

5  Less than $0.005 per share.

6  Inception date of class.

7  Annualized.

See Notes to Financial Statements

SELECTED FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors/Trustees

of Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Capital Preservation Trust:

We have audited the accompanying statements of assets and liabilities of Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Daily Government Fund (a series of Selected Capital Preservation Trust), including the schedules of investments, as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Daily Government Fund as of December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 21, 2008

SELECTED FUNDS

FEDERAL INCOME TAX INFORMATION

For the Year Ended December 31, 2007 (Unaudited)

Federal Income Tax Information

In early 2008, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during calendar year 2007. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2007 with their 2007 Form 1099-DIV.

Selected American Shares, Inc.

During the calendar year 2007, $142,957,306 of dividends paid by the Fund constituted income dividends for Federal Income Tax Purposes. The Fund designates $142,957,306 or 100% as income qualifying for the corporate dividends-received deduction.

For the calendar year 2007, certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $142,957,306 or 100% as qualified dividend income.

Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, either as interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the calendar year 2007, $7,281,203 or 5% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

Selected Special Shares, Inc.

During the calendar year 2007, the Fund declared and paid long-term capital gain distributions in the amount of $13,956,094.

During the calendar year 2007, $1,529,948 of dividends paid by the Fund constituted income dividends for Federal Income Tax Purposes. The Fund designates $1,119,493 or 73% as income qualifying for the corporate dividends-received deduction.

For the calendar year 2007, certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $1,229,645 or 80% as qualified dividend income.

Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, either as interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the calendar year 2007, $48,201 or 3% of the ordinary distributions paid by the Fund qualifies as an interest related dividend. In addition, the Fund paid a qualified short term capital gain dividend of $1,067,323.

SELECTED FUNDS

For the Year Ended December 31, 2007 (Unaudited)

Portfolio Proxy Voting Policies and Procedures

The Funds has adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge upon request by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until retirement, resignation, death, or removal. Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age 75.

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

William P. Barr (5/23/50)	Director	Director since 1994	Executive Vice President and General Counsel, Verizon (formerly GTE Corporation before it merged with Bell Atlantic) since July 1994.	3	None

Francisco L. Borges (11/17/51)	Director	Director since 2006	Chairman and Managing Partner, Landmark Partners, Inc. (private equity and real estate investment management) since March 1999; former Managing Director, Financial Guaranty Insurance Company; former Treasurer, State of Connecticut.	3	Director, Hartford Foundation for Public Giving; Director, University of Connecticut Foundation, Inc.

Jerome E. Hass (6/1/40)	Director	Director since 1997	Professor of Finance and Business Strategy, Johnson Graduate School of Management, Cornell University; Consultant, National Economic Research Associates; Chief Financial Officer and Co-Owner of B&H Enterprises of Ithaca (hardware store).	3	None

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS - (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors – (Continued)

Katherine L. MacWilliams (1/19/56)	Director	Director since 1997	Former Chief Financial Officer, Coors Brewers Limited.	3	None

James J. McMonagle (10/1/44)	Director/ Chairman	Director since 1990	Chairman of the Selected Funds Board of Directors since 1997; of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm) since 2002.	3	None

Richard O'Brien (9/12/45)	Director	Director since 1996	Retired Corporate Economist for Hewlett-Packard Company.	3	None

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS - (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors – (Continued)

Marsha Williams (3/28/51)	Director	Director since 1996	Senior Vice President and Chief Financial Officer, Orbitz Worldwide (travel-services provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust).	16

Director of the Davis Funds (consisting of 13 portfolios); Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

Inside Directors*

Andrew A. Davis (6/25/63)	Director	Director since 1998	President or Vice President of each Selected Fund and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director of the Davis Funds (consisting of 13 portfolios).

Christopher C. Davis (7/13/65)	Director	Director since 1998	President or Vice President of each Selected Fund, Davis Fund and the Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co., a registered broker/dealer.	16	Director of the Davis Funds (consisting of 13 portfolios); Director, Washington Post Co. (newspaper publisher).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

SELECTED FUNDS

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
William P. Barr	James J. McMonagle
Francisco L. Borges	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
Jerome Hass	Andrew A. Davis
James J. McMonagle	Vice President
Katherine L. MacWilliams	Kenneth C. Eich
Richard O’Brien	Executive Vice President &
Marsha Williams	Principal Executive Officer
Sharra L. Haynes
Vice President & Chief Compliance Officer
Investment Adviser	Douglas A. Haines
Davis Selected Advisers, L.P.	Vice President & Principal Accounting Officer
2949 East Elvira Road, Suite 101	Thomas D. Tays
Tucson, Arizona 85706	Vice President & Secretary
Arthur Don
Distributor	Assistant Secretary
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Custodian
State Street Bank and Trust Company
c/o The Selected Funds
One Lincoln Street
Boston, Massachusetts 02111 Transfer Agent Boston Financial Data Services, Inc c/o The Selected Funds P.O. Box 8243 Boston, Massachusetts 02266-8243

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577 Independent Registered Public Accounting Firm KPMG LLP 707 Seventeenth Street, Suite 2700 Denver, Colorado 80202

For more information about the Selected Funds including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.selectedfunds.com.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Katherine MacWilliams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees. The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2007 and December 31, 2006 were $15,600 and $13,200, respectively.

(b)

Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends December 31, 2007 and December 31, 2006 were $0 and $0, respectively.

(c)

Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2007 and December 31, 2006 were $3,900 and $3,600, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)

All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2007 and December 31, 2006 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of

Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)

The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended July 31, 2005 and July 31, 2004. The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this form N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment

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Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED CAPITAL PRESERVATION TRUST

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 5, 2008

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: March 5, 2008

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